Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases
6. Leases
(1) Lessor
Some of the contracts include options to extend or to terminate the lease. The Company and its subsidiaries determine the lease term while taking such periods covered by options into account when determined the lease term when it is reasonably certain that it will exercise these options. The majority of the lease contracts do not contain bargain purchase options for customers.
The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. The estimated unguaranteed residual value is determined based on market value of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery being experienced for similar used equipment. The Company and its subsidiaries may incur losses if the estimated residual amounts are unable to collect or need to recognize valuation losses when the estimates differ from actual trends in equipment valuation and the secondhand market. The risk of loss on leased assets relating to the estimated unguaranteed residual value of the leased assets is monitored through projections of the estimated unguaranteed residual value at lease origination and periodic review of estimated unguaranteed residual value.
When auto leases are bundled with maintenance contracts, considerations on contracts are allocated based upon the estimated standalone selling prices of the lease and non-lease
components. Lease components generally include product and financing cost, and non-lease
components generally consist of maintenance contracts.
A certain subsidiary is providing automobile related services, and applying practical expedients, to not separate non-lease
components from the associated lease components. In this service, ASC 606 is applied to the entire contract because the consideration related to non-lease
components accounts for the majority of contract consideration. Revenues from these operations are recognized over the customers’ usage period of the services, since customers simultaneously receive and consume the benefits when the performance obligations are satisfied. The value transferred to customers is directly measured based on the usage period.
Lease income for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025	Fiscal Year ended March 31, 2026
Lease income – net investment in leases
Interest income	¥87,189	¥92,327	¥96,118
Other	2,500	3,849	4,207
Lease income – operating leases *	535,490	624,444	641,185

Total lease income	¥625,179	¥720,620	¥741,510

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥20,960 million, ¥31,965 million and ¥20,689 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥32,481 million, ¥44,668 million and ¥49,426 million for fiscal 2024, 2025 and 2026, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for fiscal 2024, 2025 and 2026.

Net investment in leases at March 31, 2025 and 2026 consists of the following:

	Millions of yen
	March 31, 2025	March 31, 2026
Lease receivables*	¥1,132,186	¥1,209,630
Unguaranteed residual value	33,908	36,581
Initial direct costs	1,286	1,280

Total	¥1,167,380	¥1,247,491

*
Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables were ¥32,357 million and ¥31,482 million as of March 31, 2025 and 2026, respectively. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 13 years and 15 years as of March 31, 2025 and 2026, respectively. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.

Investment in operating leases at March 31, 2025 and 2026 consists of the following:

	Millions of yen
	March 31, 2025	March 31, 2026
Transportation equipment	¥1,912,604	¥1,987,797
Measuring and information-related equipment	436,122	523,388
Real estate	364,004	461,203
Other	82,516	101,678

	2,795,246	3,074,066
Accumulated depreciation	(946,341)	(1,033,293)

Net	1,848,905	2,040,773
Right-of-use assets	73,518	69,030
Accrued rental receivables	46,248	44,415
Allowance for doubtful receivables on operating leases	(1,493)	(1,398)

Total	¥1,967,178	¥2,152,820

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	2024	2025	2026
Depreciation expenses	¥261,723	¥283,219	¥297,448
Various expenses	95,037	111,602	114,491

Total	¥356,760	¥394,821	¥411,939

Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 23 years at March 31, 2026. Remaining lease receivables of the operating lease contracts range up to 55 years at March 31, 2026. At March 31, 2026, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2027	¥520,199	¥429,844
2028	345,808	272,626
2029	232,063	185,794
2030	137,127	115,082
2031	75,980	66,122
Thereafter	59,430	130,839

Total lease payments	1,370,607	¥1,200,307

Less imputed interest	(160,977)

Total lease receivables	¥1,209,630

(2) Lessee
The Company and its subsidiaries determine if an arrangement is a lease at inception of each contract. The Company and its subsidiaries have operating and finance leases for various assets including lands, office buildings, employees’ accommodations, and vehicles.
Some of the lease arrangements include options to extend or terminate lease term. The Company and its subsidiaries determine the lease term while taking such options into account when determining the lease term when it is reasonably certain that it will exercise these options. The Company and its subsidiaries’ lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in most of the leases cannot be readily determinable, the Company and its subsidiaries use incremental borrowing rate based on the information available at commencement to determine the present values of lease payments.

The component of lease expense for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen	Millions of yen	Millions of yen
	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2026
Finance lease cost
Depreciation expenses of right-of-use assets	¥580	¥574	¥406
Interest expenses of lease liabilities	84	67	101

	664	641	507

Operating lease cost	53,405	53,013	56,020
Short-term lease cost	3,048	2,997	2,543
Variable lease cost	2,721	4,339	6,963
Sublease income	(9,512)	(9,971)	(21,019)

Total	¥50,326	¥51,019	¥45,014

The
Company
and its subsidiaries recorded net gains on sale and leaseback transactions of ¥2,661 million for fiscal 2024.
Supplemental cash flow information related to leases for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	Year Ended March 31, 2024
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥84	¥52,729
Cash flows from financing activities	664	0

Right-of-use assets obtained in exchange for lease liabilities:	¥1,481	¥27,427

	Millions of yen
	Year Ended March 31, 2025
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥67	¥52,277
Cash flows from financing activities	725	0

Right-of-use assets obtained in exchange for lease liabilities:	¥407	¥54,161

	Millions of yen
	Year Ended March 31, 2026
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥101	¥53,584
Cash flows from financing activities	481	0
Right-of-use assets obtained in exchange for lease liabilities:	¥454	¥49,111
Supplemental balance sheet information related to lessee leases at March 31, 2025 and 2026 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2025
	Finance leases	Operating leases
Investment in Operating Leases	¥4,634	¥68,883
Property under Facility Operations	1,863	99,201
Office Facilities	537	81,396

Total right-of-use assets	7,034	249,480

Other Liabilities	7,479	251,860

Total lease liabilities	¥7,479	¥251,860

Weighted average remaining lease term	35 years	12 years

Weighted average discount rate	2.0%	1.7%

	Millions of yen, except lease term and discount rate
	March 31, 2026
	Finance leases	Operating leases
Investment in Operating Leases	¥87	¥68,943
Property under Facility Operations	2,376	105,299
Office Facilities	617	91,192

Total right-of-use assets	3,080	265,434

Other Liabilities	3,400	268,286

Total lease liabilities	¥3,400	¥268,286

Weighted average remaining lease term	11 years	11 years

Weighted average discount rate	2.0%	2.1%

At March 31, 2026, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2027	¥735	¥56,037
2028	641	40,032
2029	565	32,508
2030	339	28,052
2031	260	24,266
Thereafter	1,384	123,813

Total lease payments	3,924	304,708

Less imputed interest	(524)	(36,422)

Total lease liabilities	¥3,400	¥268,286